The calculation of the minimum dividends proposed for distribution to Shareholders, considering the 2021 unrealized profit assumption mentioned in the previous paragraphs, is as follows: (Details) - BRL (R$)
R$ / shares in Units, R$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Calculation of Minimum Dividends required by the By-laws for the preferred shares
Nominal value of the preferred shares	R$ 5,637	R$ 5,055	R$ 4,856
Preferred shares	R$ 5,637	R$ 5,055	R$ 4,856
Percentage applied to the nominal value of the preferred shares	10.00%	10.00%	10.00%
Amount of the dividends by the first payment criterion	R$ 564	R$ 506	R$ 486
Equity	R$ 19,457	R$ 17,473	R$ 15,887
Preferred shares as a percentage of Equity (net of shares held in Treasury)	66.56%	66.56%	66.56%
Portion of Equity represented by the preferred shares	R$ 12,950	R$ 11,630	R$ 10,574
[custom:PercentageAppliedToPortionOfEquityRepresentedByPreferredShares]	3.00%	3.00%	3.00%
Amount of the dividends by the second payment criterion	R$ 389	R$ 349	R$ 317
Minimum Dividends required by the Bylaws for the preferred shares	564	506	486
Net income for the year	3,751	2,864	3,127
Mandatory dividends – 50% of Net income	1,876	1,432	1,564
Unrealized profit reserve	(835)	(835)	(835)
Reversal of the unrealized profit reserve established in 2019	835	835
Withholding income tax on Interest on equity	91	50	35
Minimum Dividend under the by-laws including income tax on interest on equity	1,967	1,482	764
Dividends recorded, as specified in the by-laws
Interest on Equity	956	553	400
Ordinary dividends	1,011	929	364
Total dividends for the preferred shares	1,309	986	509
Total dividends for the common shares	R$ 658	R$ 496	R$ 255
Unit value of dividends – R$
Minimum dividends required by the by-laws for the preferred shares	R$ 0.50	R$ 0.50	R$ 0.50
Mandatory dividends (including withholding income tax on Interest on Equity)	1.16	0.99	0.52
Dividends proposed: Common (ON) shares	1.16	0.99	0.52
Dividends proposed: Preferred (PN) shares	R$ 1.16	R$ 0.99	R$ 0.52
Restated 1 [Member]
Calculation of Minimum Dividends required by the By-laws for the preferred shares
Minimum Dividend under the by-laws including income tax on interest on equity	R$ 1,967	R$ 1,482	R$ 764